Note 7 - Deferred Finance Charges	9 Months Ended
Sep. 30, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
7.	Deferred Finance Charges

Gross deferred finance charges amounting to $3,081,644 and $3,523,674 as of December 31, 2012 and September 30, 2013, respectively, represent fees paid to the lenders for obtaining the related loans, and are presented on the balance sheet net of accumulated amortization. For the nine-month periods ended September 30, 2012 and 2013, the amortization of deferred finance charges amounted to $325,577 and $321,524, respectively, and is included in Interest and finance costs in the accompanying unaudited condensed consolidated statements of income. Accumulated amortization as of December 31, 2012 and September 30, 2013 amounted to $1,786,158 and $2,107,682, respectively.